Condensed Interim Statements of Net Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues	$ 188	$ 158	$ 373	$ 524
Cost of revenues	(89)	(21)	(179)	(166)
Gross profit	99	137	194	358
Research and development expenses, net	6,642	4,664	11,411	9,173
General and administrative expenses	1,481	1,338	3,154	2,677
Operating loss	8,024	5,865	14,371	11,492
Financial income	(3)	(45)	(87)	(335)
Financial expenses	7	11	27	26
Financial income, net	4	(34)	(60)	(309)
Net loss and comprehensive loss	$ 8,028	$ 5,831	$ 14,311	$ 11,183
Loss per share (see note 3)
Basic and diluted	$ 0.12	$ 0.14	$ 0.24	$ 0.28
Weighted average shares outstanding
Basic and diluted	68,092,953	42,674,526	60,075,863	39,354,355